SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jul. 06, 2019	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease liabilities		$ 24
Statement that entity has chosen practical expedient when assessing whether contract is, or contains, lease at date of initial application of IFRS 16	Norbord elected the practical expedient to apply IFRS 16 only to contracts previously identified as leases under IAS 17. The lease liabilities for leases previously identified as operating leases under IAS 17 were measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate as at January 1, 2019, and have been included in accounts payable and accrued liabilities (current portion) and other liabilities (non-current portion).
Operating lease, right of use assets		24
Finance lease ROU assets		3
Finance lease liabilities		$ 3
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		4.60%